Exploration and evaluation assets (Details) $ / shares in Units, $ in Thousands								3 Months Ended	12 Months Ended			36 Months Ended	360 Months Ended
	Apr. 11, 2023 $ / shares shares	Mar. 30, 2023 shares	Jan. 06, 2023 shares	Nov. 09, 2022 USD ($)	Nov. 01, 2022 USD ($) oz	Jul. 21, 2022 shares	Nov. 03, 2021 USD ($) ha	Apr. 11, 2023 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) item m	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2002 oz	Dec. 31, 2025 USD ($) item m t	Sep. 30, 2022 g / t t oz
Exploration and evaluation assets
Non cash acquisitions, exploration and evaluation assets									$ 3,407	$ 1,054
Non cash acquisitions, exploration and evaluation assets, Bilboes acquisition											$ 73,198
Non cash acquisitions, exploration and evaluation assets, decommissioning											1,618
Non cash acquisitions, exploration and evaluation assets, right of use assets											40
Cash consideration									3,633	3,835	$ 1,837
Impairment of exploration and evaluation assets									$ 401	$ 0
Bilboes | Bilboes Gold Limited
Exploration and evaluation assets
Percentage of interest agreed to be purchased						100.00%
Number of shares issuable as consideration for acquisition | shares						5,123,044
Percentage of net smelter royalty granted to one of sellers						1.00%
Number of escrow shares issued as consideration for acquisition | shares			441,095
Number of deferred shares issued as consideration for acquisition | shares	256,152
Number of common shares issued as consideration for acquisition | shares		441,095	4,425,797					5,123,044
Value of consideration shares issued								$ 65,677
Closing share price for valuation of consideration | $ / shares	$ 12.82							$ 12.82
Motapa
Exploration and evaluation assets
Gold mined over second half of 20th century | oz					300,000
Initial purchase price paid					$ 1,000
Stamp duties paid				$ 41
Liabilities assumed with acquisition of assets					$ 0
Surface diamond drilling meters drilled | m									1,563.56
Surface diamond drilling samples from drilling activities | item									1,317
Surface reverse circulation drilling meters drilled | m									18,325
Surface reverse circulation drilling, samples from drilling activities | item									12,460
Amount allocated to growth capital programme for next year									$ 3,800				$ 3,800
Maligreen
Exploration and evaluation assets
Cash consideration							$ 4,000
Estimated meters of diamond core and percussion drilling | m													60,000
Estimated bulk metallurgical test work | t													3.5
Area of land | ha							550
Gold mined | oz												20,000
Measured and indicated mineral resources | t														8,030,000.00
Grade of measured and indicated mineral resources | g / t														1.71
Estimated gold in measured and indicated mineral resources | oz														442,000
Inferred mineral resources | t														6,170,000
Grade of inferred mineral resources | g / t														2.12
Estimated gold in inferred mineral resource | oz														420,000
GG
Exploration and evaluation assets
Number of mining claims | item									21				21